Stock-based compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 13, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested options, unrecognized share-based compensation costs		$ 934	$ 1,023
Nonvested options, weighted average period for recognition of unrecognized share-based compensation costs		1 year 4 months 24 days	1 year 7 months 6 days
Intrinsic value of options exercised		$ 743	$ 666
Weight average fair value of options granted		$ 4.50	$ 4.55
Fair value of options vested		$ 1,404	$ 696
Allocated Share-based Compensation Expense		437	1,003
Stock Issued During Period, Shares, New Issues	2,875,000
Employee Related Accruals [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		1,391	138
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested options, unrecognized share-based compensation costs		$ 828
Nonvested options, weighted average period for recognition of unrecognized share-based compensation costs		2 years 2 months 12 days
Allocated Share-based Compensation Expense		$ 377
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		$ 1,828	1,141
Selling, General and Administrative Expenses [Member] | Restricted Stock Units (RSUs) [Member] | Additional Paid-in Capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense			$ 0
Amended Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum			10.00%
Amended Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum			12.50%